Events After the Reporting Period - Additional Information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Feb. 10, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of treasury stock		₩ 250,000	₩ 27,100	₩ 300,243
Treasury Stock Transactions
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of treasury stock	₩ 250,000